LONG-TERM DEBT, NET	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
LONG-TERM DEBT, NET
12.	LONG-TERM DEBT, NET
Long-term debt, net consisted of the following:

	December 31,
	2019	2018
Credit Facilities
2015 Credit Facilities (net of unamortized deferred financing costs of $42 and $4,428, respectively) (1)	$1,108	$1,471,466
2016 Studio City Credit Facilities (2)	128	128
Aircraft Term Loan	—	3,503

Senior Notes
2017 4.875% Senior Notes, due 2025 (net of unamortized deferred financing costs and original issue premiums of $ 19,827 and $ 22,904 , respectively)	980,173	977,096
2019 5.250% Senior Notes, due 2026 (net of unamortized deferred financing costs of $ 5,948 )	494,052	—
2019 5.625% Senior Notes, due 2027 (net of unamortized deferred financing costs of $ 7,298 )	592,702	—
2019 5.375% Senior Notes, due 2029 (net of unamortized deferred financing costs of $ 8,992 )	891,008	—
2016 7.250% SC Secured Notes, due 2021 (net of unamortized deferred financing costs of $7,211 and $10,580, respectively)	842,789	839,420
2019 7.250% Studio City Notes, due 2024 (net of unamortized deferred financing costs of $7,829)	592,171	—
2012 8.500% Studio City Notes, due 2020 (net of unamortized deferred financing costs of $3,436)	—	421,564
2016 5.875% SC Secured Notes, due 2019 (net of unamortized deferred financing costs of $2,260)	—	347,740
	4,394,131	4,060,917
Current portion of long-term debt (net of unamortized deferred financing costs of $ 5 and $ 2,775 , respectively)	(146)	(395,547)

	$4,393,985	$3,665,370

Notes
1.
As of December 31, 2019 and 2018, the unamortized deferred financing costs related to the 2015 Revolving Credit Facility of the 2015 Credit Facilities of $3,097 and nil are included in prepaid expenses and other current assets, and nil and $10,031 are included in long-term prepayments, deposits and other assets, in the accompanying consolidated balance sheets, respectively.

2.
As of December 31, 2019 and 2018, the unamortized deferred financing costs related to the 2016 SC Revolving Credit Facility of the 2016 Studio City Credit Facilities of $885 and $1,299 are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.

(a) Credit Facilities
2015 Credit Facilities
On June 29, 2015, Melco Resorts Macau (the “Borrower”) amended and restated the Borrower’s prior senior secured credit facilities agreement from 9,362,160,000
Hong Kong dollars (“HK$”)
(equivalent to $
1,203,362
) to
a
HK$13,650,000,000 (equivalent to $1,750,000
)

senior secured credit facilities agreement
2015 Credit Facilities - continued
(the “2015 Credit Facilities
”), comprising
a HK$3,900,000,000 (equivalent to $500,000
)
 term loan facility (the “2015 Term Loan Facility”) and a HK$9,750,000,000 (equivalent to $1,250,000
)
 multicurrency revolving credit facility (the “2015 Revolving Credit Facility”). The 2015 Credit Facilities provide for additional incremental facilities to be made available, upon further agreement with any of the existing lenders under the 2015 Credit Facilities or other entities, of up to $1,300,000
(the “2015 Incremental Facility”). As of December 31, 2019, the outstanding principal amount of the 2015 Term Loan Facility and the 2015 Revolving Credit Facility were HK$8,955,830 (equivalent to $1,150) and nil, respectively, and the available borrowing capacity under the 2015 Revolving Credit Facility was HK$9,750,000,000 (equivalent to $1,251,764).
In December 2019, the Company partially prepaid an outstanding principal amount of HK$2,750,000,000 (equivalent to $353,062) of the 2015 Term Loan Facility, together with accrued interest and associated costs, with a portion of the net proceeds from the 2019 5.375% Senior Notes (as described below). In connection with this prepayment, the Company recorded a loss on extinguishment of debt of $2,612 during the year
ended December 31, 2019.
The maturity date of the 2015 Credit Facilities is: (i) June 29, 2021 in respect of the 2015 Term Loan Facility; and (ii) June 29, 2020 in respect of the 2015 Revolving Credit Facility. The maturity date, amount, margin, currency, form and other terms of the 2015 Incremental Facility will be further specified and agreed by the Borrower and the lenders under the 2015 Credit Facilities and additional lenders, if any, upon drawdown on the 2015 Incremental Facility. The 2015 Term Loan Facility is repayable in quarterly installments according to an amortization schedule. Each loan made under the 2015 Revolving Credit Facility is repayable in full on the last day of an agreed upon interest period in respect of the loan, generally ranging from one to six months, or rolling over subject to compliance with certain covenants and satisfaction of conditions precedent. The Borrower is also subject to mandatory prepayment requirements in respect of various amounts as specified in the 2015 Credit Facilities; in the event of the disposal of all or substantially all of the business and assets of the borrowing group which includes the Borrower and certain of its subsidiaries as defined under the 2015 Credit Facilities (the “2015 Borrowing Group”), the 2015 Credit Facilities are required to be repaid in full. In the event of a change of control, the Borrower may be required, at the election of any lender under the 2015 Credit Facilities, to repay such lender in full.
The indebtedness under the 2015 Credit Facilities is guaranteed by the 2015 Borrowing Group. Security for the 2015 Credit Facilities includes: a first-priority interest in substantially all assets of the 2015 Borrowing Group, the issued share capital and equity interests and certain buildings, fixtures and equipment of the 2015 Borrowing Group and certain other excluded assets and customary security.
The 2015 Credit Facilities contain certain covenants customary for such financings including, but not limited to: the 2015 Borrowing Group’s limitations on, except as permitted (i) incurring additional liens; (ii) incurring additional indebtedness (including guarantees); (iii) making certain investments; (iv) paying dividends and other restricted payments; (v) creating any subsidiaries; and (vi) selling assets. The 2015 Credit Facilities also contains conditions and events of default customary for such financings and the financial covenants including a leverage ratio, total leverage ratio and interest cover ratio.
There are provisions that limit certain payments of dividends and other distributions by the 2015 Borrowing Group to companies or persons who are not members of the 2015 Borrowing Group. As of December 31,
2015 Credit Facilities - continued
2019, there were no material net assets of the 2015 Borrowing Group restricted from being distributed under the terms of the 2015 Credit Facilities as certain financial tests and conditions are satisfied.
Borrowings under the 2015 Credit Facilities bear interest at Hong Kong Interbank Offered Rate (“HIBOR”) plus a margin ranging from 1.25% to 2.50% per annum as adjusted in accordance with the leverage ratio in respect of the 2015 Borrowing Group. The Borrower may select an interest period for borrowings under the 2015 Credit Facilities ranging from one to six months or any other agreed period. The Borrower is obligated to pay a commitment fee on the undrawn amount of the 2015 Revolving Credit Facility and recognized loan commitment fees of $2,322, $3,870 and $4,819 during the years ended December 31, 2019, 2018 and 2017, respectively.
2016 Studio City Credit Facilities
On November 30, 2016, Studio City Company Limited (“Studio City Company” or the “Studio City Borrower”), a majority-owned subsidiary of Melco, amended and restated the Studio City Borrower’s prior senior secured credit facilities agreement from HK$10,855,880,000 (equivalent to $1,395,357) to
a
HK$234,000,000 (equivalent to $30,077) senior secured credit facilities agreement (the “2016 Studio City Credit Facilities”), comprising a HK$1,000,000 (equivalent to $129) term loan facility (the “2016 SC Term Loan Facility”) and a HK$233,000,000 (equivalent to $29,948) revolving credit facility (the “2016 SC Revolving Credit Facility”). As of December 31, 2019, the outstanding principal amount of the 2016 SC Term Loan Facility
and the 2016 SC Revolving Credit Facility
were HK$1,000,000 (equivalent to $128) and nil, respectively, and the available borrowing capacity under the 2016 SC Revolving Credit Facility was
HK$233,000,000 (equivalent to $29,914)
.
The 2016 SC Term Loan Facility and the 2016 SC Revolving Credit Facility mature on November 30, 2021. The 2016 SC Term Loan Facility has to be repaid at maturity with no interim amortization payments. The 2016 SC Revolving Credit Facility is available up to the date that is one month prior to the 2016 SC Revolving Credit Facility’s maturity date. The 2016 SC Term Loan Facility is collateralized by cash of
HK$1,012,500 (equivalent to $130). The Studio City Borrower is subject to mandatory prepayment requirements in respect of various amounts of the 2016 SC Revolving Credit Facility as specified in the 2016 Studio City Credit Facilities; in the event of the disposal of all or substantially all of the business and assets of the Studio City borrowing group which includes the Studio City Borrower and certain of its subsidiaries as defined under the 2016 Studio City Credit Facilities (the “2016 Studio City Borrowing Group”), the 2016 Studio City Credit Facilities are required to be repaid in full. In the event of a change of control, the Studio City Borrower may be required, at the election of any lender under the 2016 Studio City Credit Facilities, to repay such lender in full (other than the principal amount of the 2016 SC Term Loan Facility).
The indebtedness under the 2016 Studio City Credit Facilities is guaranteed by Studio City Investments Limited (“Studio City Investments”), a majority-owned subsidiary of Melco, and its subsidiaries (other than the Studio City Borrower). Security for the 2016 Studio City Credit Facilities includes a first-priority mortgage over any rights under the land concession contract of Studio City and an assignment of certain leases or rights to use agreements; as well as other customary security. The 2016 Studio City Credit Facilities contain certain affirmative and negative covenants customary for such financings, as well as affirmative, negative and financial covenants equivalent to those contained in the 2016 7.250% SC Secured Notes (as described below).
Certain specified
bank accounts of Melco Resorts Macau are pledged under
2016 Studio City Credit Facilities - continued
2016 Studio City Credit Facilities and related finance documents. The 2016 Studio City Credit Facilities are secured, on an equal basis with the 2016 7.250% SC Secured Notes, by substantially all of the material assets of Studio City Investments and its subsidiaries (although obligations under the 2016 Studio City Credit Facilities that are secured by common collateral securing the 2016 7.250% SC Secured Notes will have priority over the 2016 7.250% SC Secured Notes with respect to any proceeds received upon any enforcement action of such common collateral).
The 2016 Studio City Credit Facilities contain certain covenants that, subject to certain exceptions and conditions, limit the ability of Studio City Company, Studio City Investments and their respective restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness and issue certain preferred stock; (ii) make specified restricted payments and investments; (iii) prepay or redeem subordinated debt or equity; (iv) issue or sell capital stock; (v) transfer, lease or sell assets; (vi) create or incur certain liens; (vii) impair the security interests in the Collateral as defined below; (viii) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (ix) change the nature of the business of the relevant group; (x) enter into transactions with shareholders or affiliates; and (xi) effect a consolidation or merger. The 2016 Studio City Credit Facilities also contains conditions and events of default customary for such financings.
There are provisions that limit certain payments of dividends and other distributions by the 2016 Studio City Borrowing Group to companies or persons who are not members of the 2016 Studio City Borrowing Group. As of December 31, 2019, the net assets of Studio City Investments and its restricted subsidiaries of approximately $1,082,000 were restricted from being distributed under the terms of the 2016 Studio City Credit Facilities.
Borrowings under the 2016 Studio City Credit Facilities bear interest at HIBOR plus a margin of 4% per annum. The Studio City Borrower may select an interest period for borrowings under the 2016 Studio City

Credit Facilities ranging from one to six months or any other agreed period. The Studio City Borrower is obligated to pay a commitment fee on the undrawn amount of the 2016 SC Revolving Credit Facility and recognized loan commitment fees of $416, $419 and $419 during the years ended December 31, 2019, 2018 and 2017, respectively.
Philippine Credit Facility
On October 14, 2015, Melco Resorts and Entertainment (Philippines) Corporation (“MRP”), a majority-owned subsidiary of Melco, entered into an on-demand,
unsecured credit facility agreement of 2,350,000,000
Philippine Pesos (“PHP”)

(equivalent to $49,824), as amended from time to time (the “Philippine Credit Facility”) with a lender to finance advances to Melco Resorts Leisure (PHP) Corporation (“Melco Resorts Leisure”), a majority-owned subsidiary of Melco. As of December 31, 2019, the Philippine Credit Facility availability period, as amended from time to time, is up to May 31, 2020, and the maturity date of each individual drawdown, as amended from time to time, to be the earlier of: (i) the date which is one year from the date of drawdown, and (ii) the date which is 360 days after the end of the availability period. The individual drawdowns under the Philippine Credit Facility are subject to certain conditions precedents, including issuance of a promissory note in favor of the lender evidencing such drawdown. As of December 31, 2019, borrowings under the Philippine Credit Facility bear interest, as amended from time to time
, at the higher of: (i) the PHP BVAL Reference Rate of the selected interest period plus the applicable margin to be mutually agreed by the bank and the borrower at the time of drawdown, and (ii) Philippines

Philippine Credit Facility - continued
Term Deposit Facility Rate of the selected interest period plus the applicable margin to be mutually agreed by the bank and the borrower at the time of drawdown
, such rate to be set one business day prior to the relevant interest period
.

The Philippine Credit Facility includes a tax
gross-up
provision requiring MRP to pay without any deduction or withholding for or on account of tax.

As of December 31, 2019, the Philippine Credit Facility had not yet been drawn and the available borrowing capacity under the Philippine Credit Facility was PHP2,350,000,000 (equivalent to $46,311).
Aircraft Term Loan
On June 25, 2012, MCE Transportation Limited, a subsidiary of Melco, entered into a $43,000 term loan facility agreement
, matured
 on
June 27, 2019
 and bore
interest
at
London Interbank Offered Rate plus a margin of 2.80% per annum
, to partly finance the acquisition of an aircraft (the “Aircraft Term Loan”). On June 27
, 2019, the Aircraft Term Loan
was
repaid
 in full and terminated
.
(b) Senior Notes
2017
Senior Notes
On June 6, 2017, Melco Resorts Finance
Limited (“Melco Resorts Finance”), a subsidiary of Melco,
issued $650,000 in aggregate principal amount of 4.875% senior notes due
June 6, 2025

and priced at 100% (the “First 2017 Senior Notes”); and on July 3, 2017, Melco Resorts Finance further issued $350,000 in aggregate principal amount of 4.875% senior notes due
June 6,
2025 and priced at 100.75% (the “Second 2017 Senior Notes” and together with the First 2017 Senior Notes, collectively referred to as the “2017 Senior Notes”).
The
interest on the 2017 Senior Notes is accrued at a rate of 4.875% per annum, payable semi-annually in arrears on June 6 and December 6 of each year. The 2017 Senior Notes are general obligations of Melco Resorts Finance, rank equally in right of payment to all existing and future senior indebtedness of Melco Resorts Finance
,
rank senior in right of payment to any existing and future subordinated indebtedness of Melco Resorts Finance and effectively subordinated to all of Melco Resorts Finance’s existing and future secured indebtedness to the extent of the value of the assets securing such debt and all of the indebtedness of Melco Resorts Finance’s subsidiaries.

The net proceeds from the offering of the First 2017 Senior Notes were used to partly fund the redemption of the previous senior notes of Melco Resorts Finance and the net proceeds from the offering of the Second 2017 Senior Notes were used to repay the 2015 Revolving Credit Facility.
Melco Resorts Finance has the option to redeem all or a portion of the 2017 Senior Notes at any time prior to June 6, 2020, at a “make-whole” redemption price. On or after June 6, 2020, Melco Resorts Finance has the option to redeem all or a portion of the 2017 Senior Notes at any time at fixed redemption prices that decline ratably over time. In addition, Melco Resorts Finance has the option to redeem up to 35% of the 2017 Senior Notes with the net cash proceeds from one or more equity offerings at a fixed redemption price at any time prior to June 6, 2020. Further, under certain circumstances and subject to certain exceptions as more fully described in the indenture, Melco Resorts Finance also has the option to redeem in whole, but not in part the 2017 Senior Notes at fixed redemption prices. In certain events that relate to the gaming subconcession of Melco Resorts Macau and subject to certain exceptions as more fully described in the indenture, each holder of the 2017 Senior Notes will have the right to require Melco Resorts Finance to repurchase all or any part of such holder’s 2017 Senior Notes at a fixed redemption price.
The indenture governing the 2017 Senior Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Melco Resorts Finance to, among other things, effect a consolidation or merger or sell assets. The indenture governing the 2017 Senior Notes also contains conditions and events of default customary for such financings
.
2019 5.250%
Senior Notes
On
April
 26,
2019, Melco Resorts
Finance issued $500,000 in aggregate principal amount of 5.250% senior notes due
April 26, 2026
and priced at 100% (the “
2019 5.250% Senior
Notes”). The interest on the
2019 5.250% Senior
Notes
is
accrued at a rate of 5.250%

per annum, payable semi-annually in arrears
on
April 26 and October 26 of each
 year, commenced on October 26, 2019. The 2019 5.250% Senior Notes are general obligations of Melco Resorts Finance, rank equally in right of payment to all existing and future senior indebtedness of Melco Resorts Finance, rank senior in right of payment to any existing and future subordinated indebtedness of Melco Resorts Finance and effectively subordinated to all of Melco Resorts Finance’s existing and future secured indebtedness to the extent of the value of the assets securing such debt and to the indebtedness of Melco Resorts Finance’s subsidiaries.

The net proceeds from the offering of the 2019 5.250% Senior Notes were used to partially repay the 2015 Revolving Credit Facility in May 2019.
Melco Resorts Finance has the option to redeem all or a portion of the 2019 5.250% Senior Notes at any time prior to April 26, 2022, at a “make-whole” redemption price. On or after April 26, 2022, Melco Resorts Finance has the option to redeem all or a portion of the 2019 5.250% Senior Notes at any time at fixed redemption prices that decline ratably over time. In addition, Melco Resorts Finance has the option to redeem up to 35% of the 2019 5.250% Senior Notes with the net cash proceeds from one or more equity offerings at a fixed redemption price at any time prior to April 26, 2022. Further, under certain circumstances and subject to certain exceptions as more fully described in the indenture, Melco Resorts Finance also has the option to redeem in whole, but not in part the 2019 5.250% Senior Notes at fixed redemption prices. In certain events that relate to the gaming subconcession of Melco Resorts Macau and subject to certain exceptions as more fully described in the indenture, each holder of the 2019 5.250% Senior Notes will have the right to require Melco Resorts Finance to repurchase all or any part of such holder’s 2019 5.250% Senior Notes at a fixed redemption price.
The indenture governing the 2019 5.250% Senior Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Melco Resorts Finance to, among other things, effect a consolidation or merger or sell assets. The indenture governing the 2019 5.250% Senior Notes also contains conditions and events of default customary for such financings.
2019 5.625% Senior Notes
On July 17, 2019, Melco Resorts Finance issued $600,000 in aggregate principal amount of 5.625% senior notes due July 17, 2027 and priced at 100% (the “2019 5.625% Senior Notes”). The interest on the 2019 5.625% Senior Notes is accrued at a rate of 5.625% per annum, payable semi-annually in arrears on January 17 and July 17 of each year, commenced on January 17, 2020. The 2019 5.625% Senior Notes are general obligations of Melco Resorts Finance, rank equally in right of payment to all existing and future senior indebtedness of Melco Resorts Finance, rank senior in right of payment to any existing and future subordinated indebtedness of Melco Resorts Finance and effectively subordinated to all of Melco Resorts
2019 5.625% Senior Notes - continued
Finance’s existing and future secured indebtedness to the extent of the value of the assets securing such debt and to the indebtedness of Melco Resorts Finance’s subsidiaries.

The net proceeds from the offering of the
2019
5.625
% Senior Notes were used to partially repay the
2015
Revolving Credit Facility in July
2019
.
Melco Resorts Finance has the option to redeem all or a portion of the 2019 5.625% Senior Notes at any time prior to July 17, 2022, at a “make-whole” redemption price. On or after July 17, 2022, Melco Resorts Finance has the option to redeem all or a portion of the 2019 5.625% Senior Notes at any time at fixed redemption prices that decline ratably over time. In addition, Melco Resorts Finance has the option to redeem up to
35%
of the 2019 5.625% Senior Notes with the net cash proceeds from one or more equity offerings at a fixed redemption price at any time prior to July 17, 2022. Further, under certain circumstances and subject to certain exceptions as more fully described in the indenture, Melco Resorts Finance also has the option to redeem in whole, but not in part the 2019 5.625% Senior Notes at fixed redemption prices. In certain events that relate to the gaming subconcession of Melco Resorts Macau and subject to certain exceptions as more fully described in the indenture, each holder of the 2019 5.625% Senior Notes will have the right to require Melco Resorts Finance to repurchase all or any part of such holder’s 2019 5.625% Senior Notes at a fixed redemption price.
The indenture governing the 2019 5.625% Senior Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Melco Resorts Finance to, among other things, effect a consolidation or merger or sell assets. The indenture governing the 2019 5.625% Senior Notes also contains conditions and events of default customary for such financings.
2019 5.375% Senior Notes
On December 4, 2019, Melco Resorts Finance issued $900,000 in aggregate principal amount of 5.375% senior notes due December 4, 2029 and priced at 100% (the “2019 5.375% Senior Notes”). The interest on the 2019 5.375% Senior Notes is accrued at a rate of 5.375% per annum, payable semi-annually in arrears on June 4 and December 4 of each year, commencing on June 4, 2020. The 2019 5.375% Senior Notes are general obligations of Melco Resorts Finance, rank equally in right of payment to all existing and future senior indebtedness of Melco Resorts Finance, rank senior in right of payment to any existing and future subordinated indebtedness of Melco Resorts Finance and effectively subordinated to all of Melco Resorts Finance’s existing and future secured indebtedness to the extent of the value of the assets securing such debt and to the indebtedness of Melco Resorts Finance’s subsidiaries. The net proceeds from the offering of the 2019 5.375% Senior Notes were used to repay the outstanding borrowing of the 2015 Revolving Credit Facility in full and to partially prepay the 2015 Term Loan Facility in December 2019.
Melco Resorts Finance has the option to redeem all or a portion of the 2019 5.375% Senior Notes at any time prior to December 4, 2024 at a “make-whole” redemption price. On or after December 4, 2024, Melco Resorts Finance has the option to redeem all or a portion of the 2019 5.375% Senior Notes at any time at fixed redemption prices that decline ratably over time. In addition, Melco Resorts Finance has the option to redeem up to 35% of the 2019 5.375% Senior Notes with the net cash proceeds from one or more equity offerings at a fixed redemption price at any time prior to December 4, 2024. Further, under certain circumstances and subject to certain exceptions as more fully described in the indenture, Melco Resorts

Finance also has the option to redeem in whole, but not in part the 2019 5.375% Senior Notes at fixed
2019 5.375% Senior Notes - continued
redemption prices. In certain events that relate to the gaming subconcession of Melco Resorts Macau and subject to certain exceptions as more fully described in the indenture, each holder of the 2019 5.375% Senior Notes will have the right to require Melco Resorts Finance to repurchase all or any part of such holder’s 2019 5.375% Senior Notes at a fixed redemption price.
The indenture governing the 2019 5.375% Senior Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Melco Resorts Finance to, among other things, effect a consolidation or merger or sell assets. The indenture governing the 2019 5.375% Senior Notes also contains conditions and events of default customary for such financings.
2016 Studio City Secured Notes
On November 30, 2016, Studio City Company issued $350,000 in aggregate principal amount of 5.875% senior secured notes due November 30, 2019 and priced at 100% (the “2016 5.875% SC Secured Notes”) and $850,000 in aggregate principal amount of 7.250% senior secured notes due November 30, 2021 and priced at 100% (the “2016 7.250% SC Secured Notes” and together with the 2016 5.875% SC Secured Notes, the “2016 Studio City Secured Notes”). The net proceeds from the offering of the 2016 Studio City Secured Notes were used to partially repay the Studio City Borrower’s prior senior secured credit facilities.
The interest on the 2016 5.875% SC Secured Notes was accrued at a rate of 5.875% per annum, payable semi-annually in arrears. On November 30, 2019, Studio City Company repaid the 2016 5.875% SC Secured Notes in full at maturity with cash on hand.
The interest on the 2016 7.250% SC Secured Notes is accrued at a rate of 7.250% per annum, payable semi-annually in arrears on May 30 and November 30 of each year.
The 2016 7.250% SC Secured Notes are senior secured obligations of Studio City Company, rank equally in right of payment to all existing and future senior indebtedness of Studio City Company (although any liabilities in respect of obligations under the 2016 Studio City Credit Facilities that are secured by common collateral securing the 2016 7.250% SC Secured Notes will have priority over the 2016 7.250% SC Secured Notes with respect to any proceeds received upon any enforcement action of such common collateral) and rank senior in right of payment to any existing and future subordinated indebtedness of Studio City Company and effectively subordinated to Studio City Company’s existing and future secured indebtedness that is secured by assets that do not secure the 2016 7.250% SC Secured Notes, to the extent of the assets securing such indebtedness.
All of the existing subsidiaries of Studio City Investments (other than Studio City Company) and any other future restricted subsidiaries that provide guarantees of certain specified indebtedness (including the 2016 Studio City Credit Facilities) (the “2016 7.250% SC Secured Notes Guarantors”) jointly, severally and unconditionally guarantee the 2016 7.250% SC Secured Notes on a senior basis (the “2016 7.250% SC Secured Notes Guarantees”). The 2016 7.250% SC Secured Notes Guarantees are senior obligations of the 2016 7.250% SC Secured Notes Guarantors, rank equally in right of payment to all existing and future senior indebtedness of the 2016 7.250% SC Secured Notes Guarantors and rank senior in right of payment to any existing and future subordinated indebtedness of the 2016 7.250% SC Secured Notes Guarantors. The 2016 7.250% SC Secured Notes Guarantees are pari passu to the 2016 7.250% SC Secured Notes
2016 Studio City Secured Notes - continued
Guarantors’ obligations under the 2016 Studio City Credit Facilities, and effectively subordinated to any future secured indebtedness that is secured by assets that do not secure the 2016 7.250% SC Secured Notes and the 2016 7.250% SC Secured Notes Guarantees, to the extent of the value of the assets.
The 2016 7.250% SC Secured Notes are secured, on an equal basis with the 2016 Studio City Credit Facilities, by substantially all of the material assets of Studio City Investments and its subsidiaries (although obligations under the 2016 Studio City Credit Facilities that are secured by common collateral securing the 2016 7.250% SC Secured Notes will have priority over the 2016 7.250% SC Secured Notes with respect to any proceeds received upon any enforcement action of such common collateral). The common collateral (shared with the 2016 Studio City Credit Facilities) includes a first-priority mortgage over any rights under the land concession contract of Studio City and an assignment of certain leases or rights to use agreements; as well as other customary security. The 2016 7.250% SC Secured Notes are secured by the common collateral and, in addition, certain bank accounts (together with the common collateral, the “Collateral”). Certain specified bank accounts of Melco Resorts Macau are pledged under 2016 Studio City Credit Facilities and related finance documents. In addition, the 2016 7.250% SC Secured Notes are also separately secured by certain specified bank accounts.
At any time prior to November 30, 2018, Studio City Company had the options i) to redeem all or a portion of the 2016 7.250% SC Secured Notes at a “make-whole” redemption price; and ii) to redeem up to 35% of the 2016 7.250% SC Secured Notes with the net cash proceeds of certain equity offerings at a fixed redemption price. Thereafter, Studio City Company has the option to redeem all or a portion of the 2016 7.250% SC Secured Notes at any time at fixed redemption prices that decline ratably over time. Further, under certain circumstances and subject to certain exceptions as more fully described in the indenture governing the 2016 7.250% SC Secured Notes, Studio City Company also has the option to redeem in whole, but not in part the 2016 7.250% SC Secured Notes at fixed redemption prices.
The indenture governing the 2016 7.250% SC Secured Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Studio City Company, Studio City Investments and their respective restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness and issue certain preferred stock; (ii) make specified restricted payments and investments; (iii) prepay or redeem subordinated debt or equity; (iv) issue or sell capital stock; (v) transfer, lease or sell assets; (vi) create or incur certain liens; (vii) impair the security interests in the Collateral; (viii) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (ix) change the nature of the business of the relevant group; (x) enter into transactions with shareholders or affiliates; and (xi) effect a consolidation or merger. The indenture governing the 2016 7.250% SC Secured Notes also contains conditions and events of default customary for such financings.
There are provisions under the indenture governing the 2016 7.250% SC Secured Notes that limit or prohibit certain payments of dividends and other distributions by Studio City Company, Studio City Investments and their respective restricted subsidiaries to companies or persons who are not Studio City Company, Studio City Investments and their respective restricted subsidiaries, subject to certain exceptions and conditions. As of December 31, 2019, the net assets of Studio City Investments and its restricted subsidiaries of approximately $1,082,000 were restricted from being distributed under the terms of the 2016 7.250% SC Secured Notes.
2019 Studio City Notes
On February 11, 2019, Studio City Finance Limited (“Studio City Finance”), a majority-owned subsidiary of Melco, issued $600,000 in aggregate principal amount of 7.250% senior notes due February 11, 2024 and priced at 100% (the “2019 Studio City Notes”). The interest on the 2019 Studio City Notes is accrued at a rate of 7.250% per annum, payable semi-annually in arrears on February 11 and August 11 of each year, commenced on August 11, 2019. The 2019 Studio City Notes are general obligations of Studio City Finance, rank equally in right of payment to all existing and future senior indebtedness of Studio City Finance, rank senior in right of payment to any existing and future subordinated indebtedness of Studio City Finance and effectively subordinated to all of Studio City Finance’s existing and future secured indebtedness to the extent of the value of the property and assets securing such indebtedness.
The net proceeds from the offering of the 2019 Studio City Notes were used to partially fund the Conditional Tender Offer, redeem in full the remaining outstanding balance of 2012 Studio City Notes with accrued interest (as described below) in March 2019 and with the remaining amount used for general corporate purposes.
All of the existing subsidiaries of Studio City Finance and any other future restricted subsidiaries that provide guarantees of certain specified indebtedness (including the 2016 Studio City Credit Facilities) (the “2019 Studio City Notes Guarantors”) jointly, severally and unconditionally guarantee the 2019 Studio City Notes on a senior basis (the “2019 Studio City Notes Guarantees”). The 2019 Studio City Notes Guarantees are general obligations of the 2019 Studio City Notes Guarantors, rank equally in right of payment to all existing and future senior indebtedness of the 2019 Studio City Notes Guarantors and rank senior in right of payment to any existing and future subordinated indebtedness of the 2019 Studio City Notes Guarantors. The 2019 Studio City Notes Guarantees are effectively subordinated to the 2019 Studio City Notes Guarantors’ obligations under all existing and any future secured indebtedness to the extent of the value of such property and assets securing such indebtedness.
At any time prior to February 11, 2021, Studio City Finance has the options i) to redeem all or a portion of the 2019 Studio City Notes at a “make-whole” redemption price; and ii) to redeem up to 35% of the 2019 Studio City Notes with the net cash proceeds of certain equity offerings at a fixed redemption price. Thereafter, Studio City Finance has the option to redeem all or a portion of the 2019 Studio City Notes at any time at fixed redemption prices that decline ratably over time. Further, under certain circumstances and subject to certain exceptions as more fully described in the indenture governing the 2019 Studio City Notes, Studio City Finance also has the option to redeem in whole, but not in part the 2019 Studio City Notes at fixed redemption prices. In certain events that relate to the gaming subconcession of Melco Resorts Macau and subject to certain exceptions as more fully described in the indenture governing the 2019 Studio City Notes, each holder of the 2019 Studio City Notes will have the right to require Studio City Finance to repurchase all or any part of such holder’s 2019 Studio City Notes at a fixed redemption price.
The indenture governing the 2019 Studio City Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Studio City Finance and its restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness; (ii) make specified restricted payments; (iii) issue or sell capital stock; (iv) sell assets; (v) create liens; (vi) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (vii) enter into transactions with shareholders or affiliates; and (viii) effect a consolidation or merger. The indenture
2019 Studio City Notes - continued
governing the 2019 Studio City Notes also contains conditions and events of default customary for such financings.
There are provisions under the indenture governing the 2019 Studio City Notes that limit or prohibit certain payments of dividends and other distributions by Studio City Finance and its restricted subsidiaries to companies or persons who are not Studio City Finance or restricted subsidiaries of Studio City Finance, subject to certain exceptions and conditions. As of December 31, 2019, the net assets of Studio City Finance and its restricted subsidiaries of approximately $1,180,000 were restricted from being distributed under the terms of the 2019 Studio City Notes.
2012 Studio City Notes
On November 26, 2012, Studio City Finance Limited issued $825,000 in aggregate principal amount of 8.5% senior notes due December 1, 2020 and priced at 100% (the “2012 Studio City Notes”). The interest on the 2012 Studio City Notes was accrued at a rate of 8.5% per annum, payable semi-annually in arrears. The net proceeds from the offering of the 2012 Studio City Notes were used to fund the Studio City project with conditions and sequence for disbursements in accordance with an agreement.
On December 31, 2018, Studio City Finance partially redeemed the 2012 Studio City Notes in aggregate principal amount of $400,000 at a price of 100%, together with accrued interest. The Company recorded a loss on extinguishment of debt of $3,233 during the year ended December 31, 2018 in connection with this redemption.
On January 22, 2019, Studio City Finance initiated a conditional tender offer (the “Conditional Tender Offer”), subject to sufficient funding, to purchase the outstanding balance of 2012 Studio City Notes in aggregate principal amount of $425,000, with accrued interest. The Conditional Tender Offer expired on February 4, 2019 with $216,534 aggregate principal amount of the 2012 Studio City Notes tendered. Studio City Finance used a portion of the net proceeds from the offering of the 2019 Studio City Notes (as described above) to fund the Conditional Tender Offer, and to redeem in full the remaining outstanding balance of 2012 Studio City Notes in aggregate principal amount of $208,466, with accrued interest on March 13, 2019. In connection with the redemption of the 2012 Studio City Notes, the Company recorded a loss on extinguishment of debt of $3,721 and a cost associated with debt modification of $579, during the year ended December 31, 2019.
(c) Borrowing Rates and Scheduled Maturities of Long-term Debt
During the years ended December 31, 2019, 2018 and 2017, the Company’s average borrowing rates were approximately 5.45%, 5.97% and 6.01% per annum, respectively.
Scheduled maturities of the long-term debt (excluding unamortized deferred financing costs and original issue premiums) as of December 31, 2019 are as follows:

Year ending December 31,
2020	$151
2021	851,127
2022	—
2023	—
2024	600,000
Over 2024	3,000,000

$4,451,278